UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 18

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2023

Date of reporting period:	05/31/2023

Item 1 – Reports to Stockholders

PGIM JENNISON MLP FUND

SEMIANNUAL REPORT

MAY 31, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of May 31, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison MLP Fund informative and useful. The report covers performance for the six-month period ended May 31, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds. Sincerely,

Sincerely,

Stuart S. Parker, President

PGIM Jennison MLP Fund

July 14, 2023

PGIM Jennison MLP Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 5/31/23	Average Annual Total Returns as of 5/31/23
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class A	-6.85	-6.80	2.83	0.54 (12/18/2013)

Class C	-7.19	-3.07	3.23	0.39 (12/18/2013)

Class Z	-6.63	-1.04	4.33	1.43 (12/18/2013)

Class R6	-6.60	-0.89	4.39	3.13 (01/26/2018)

Alerian MLP Index

	0.39	7.84	4.97	—

S&P 500 Index

	3.33	2.92	11.01	—

Average Annual Total Returns as of 5/31/23 Since Inception (%)
	Class A, Class C, Class Z (12/18/2013)	Class R6 (01/26/2018)

Alerian MLP Index	0.05	3.74

S&P 500 Index	11.14	9.56

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

Alerian MLP Index—The Alerian MLP Index is an unmanaged index and the leading gauge of energy Master Limited Partnerships (MLPs). The capped, float-adjusted, capitalization-weighted index constituents represent approximately 85% of total float-adjusted market capitalization.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison MLP Fund    5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 5/31/2023

Ten Largest Holdings	Line of Business	% of Net Assets

Energy Transfer LP	Oil & Gas Storage & Transportation	11.3%

Enterprise Products Partners LP	Oil & Gas Storage & Transportation	10.1%

MPLX LP	Oil & Gas Storage & Transportation	9.7%

Plains GP Holdings LP (Class A Stock)	Oil & Gas Storage & Transportation	9.6%

Targa Resources Corp.	Oil & Gas Storage & Transportation	8.5%

Cheniere Energy, Inc.	Oil & Gas Storage & Transportation	6.7%

Magellan Midstream Partners LP	Oil & Gas Storage & Transportation	5.6%

EnLink Midstream LLC, UTS	Oil & Gas Storage & Transportation	5.4%

Western Midstream Partners LP	Oil & Gas Storage & Transportation	4.8%

Williams Cos., Inc. (The)	Oil & Gas Storage & Transportation	4.8%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison MLP Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). The expenses in the table reflect current/deferred tax expenses, as applicable. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison MLP Fund		Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 931.50	1.46%	$ 7.03

	Hypothetical	$1,000.00	$1,017.65	1.46%	$ 7.34

Class C	Actual	$1,000.00	$ 928.10	2.20%	$10.58

	Hypothetical	$1,000.00	$1,013.96	2.20%	$11.05

Class Z	Actual	$1,000.00	$ 933.70	1.18%	$ 5.69

	Hypothetical	$1,000.00	$1,019.05	1.18%	$ 5.94

Class R6	Actual	$1,000.00	$ 934.00	1.09%	$ 5.26

	Hypothetical	$1,000.00	$1,019.50	1.09%	$ 5.49

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2023, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of May 31, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 103.8%

COMMON STOCKS 47.6%

Electric Utilities 1.4%

Southern Co. (The)	98,181	$6,848,125

Integrated Oil & Gas 2.0%

Shell PLC (Netherlands), ADR	179,107	10,029,992

Multi-Utilities 1.4%
NiSource, Inc.	250,758	6,742,882

Oil & Gas Storage & Transportation 42.8%
Cheniere Energy, Inc.	236,979	33,122,555
DT Midstream, Inc.	230,682	10,486,804
Enbridge, Inc. (Canada)	114,519	4,031,575
EnLink Midstream LLC, UTS*	2,735,485	26,698,334
Equitrans Midstream Corp.	1,562,764	13,330,377
Kinder Morgan, Inc.	475,703	7,663,575
Kinetik Holdings, Inc.	509,214	16,564,731
New Fortress Energy, Inc.	258,192	6,782,704
NextDecade Corp.*	1,446,772	8,029,585
ONEOK, Inc.	137,754	7,805,142
Pembina Pipeline Corp. (Canada)	219,194	6,635,002
Targa Resources Corp.	616,882	41,978,820
TC Energy Corp. (Canada)	134,236	5,225,068
Williams Cos., Inc. (The)	829,764	23,781,036

		212,135,308

TOTAL COMMON STOCKS
(cost $203,596,885)		235,756,307

MASTER LIMITED PARTNERSHIPS 56.2%

Oil & Gas Storage & Transportation

Crestwood Equity Partners LP	763,783	19,598,672
Energy Transfer LP	4,509,961	55,923,516
Enterprise Products Partners LP	1,977,546	50,091,240
Magellan Midstream Partners LP	462,269	27,833,217
MPLX LP	1,447,286	48,252,515
Plains All American Pipeline LP	391,617	5,059,692
Plains GP Holdings LP (Class A Stock)*	3,508,279	47,712,594

See Notes to Financial Statements.

PGIM Jennison MLP Fund    9

Schedule of Investments  (unaudited) (continued)

as of May 31, 2023

Description	Shares	Value

MASTER LIMITED PARTNERSHIPS (Continued)

Oil & Gas Storage & Transportation (cont’d.)

Western Midstream Partners LP	942,869	$23,798,014

TOTAL MASTER LIMITED PARTNERSHIPS
(cost $202,321,384)		278,269,460

TOTAL LONG-TERM INVESTMENTS
(cost $405,918,269)		514,025,767

SHORT-TERM INVESTMENT 0.5%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (cost $2,436,067)(wj)	2,436,067	2,436,067

TOTAL INVESTMENTS 104.3%
(cost $408,354,336)		516,461,834
Liabilities in excess of other assets (4.3)%		(21,063,486)

NET ASSETS 100.0%		$495,398,348

Below is a list of the abbreviation(s) used in the semiannual report:

ADR — American Depositary Receipt

LP — Limited Partnership

SOFR — Secured Overnight Financing Rate

UTS — Unit Trust Security

*	Non-income producing security.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

The following is a summary of the inputs used as of May 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Electric Utilities	$6,848,125	$—	$—
Integrated Oil & Gas	10,029,992	—	—
Multi-Utilities	6,742,882	—	—
Oil & Gas Storage & Transportation	212,135,308	—	—
Master Limited Partnerships
Oil & Gas Storage & Transportation	278,269,460	—	—
Short-Term Investment
Affiliated Mutual Fund	2,436,067	—	—

Total	$516,461,834	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2023 were as follows:

Oil & Gas Storage & Transportation	99.0%
Integrated Oil & Gas	2.0
Electric Utilities	1.4
Multi-Utilities	1.4
Affiliated Mutual Fund	0.5

104.3
Liabilities in excess of other assets	(4.3)

100.0%

See Notes to Financial Statements.

PGIM Jennison MLP Fund    11

Statement of Assets and Liabilities  (unaudited)

as of May 31, 2023

Assets

Investments at value:
Unaffiliated investments (cost $405,918,269)	$514,025,767
Affiliated investments (cost $2,436,067)	2,436,067
Receivable for Fund shares sold	951,029
Dividends receivable	230,600
Tax reclaim receivable	165,844
Prepaid expenses	1,030

Total Assets	517,810,337

Liabilities

Deferred tax liability	20,206,073
Payable for Fund shares purchased	1,541,531
Management fee payable	429,716
Accrued expenses and other liabilities	188,783
Distribution fee payable	33,988
Franchise tax payable	7,566
Affiliated transfer agent fee payable	2,586
Trustees’ fees payable	1,746

Total Liabilities	22,411,989

Net Assets	$495,398,348

Net assets were comprised of:
Shares of beneficial interest, at par	$76,557
Paid-in capital in excess of par	489,204,949
Total distributable earnings (loss)	6,116,842

Net assets, May 31, 2023	$495,398,348

See Notes to Financial Statements.

Class A

Net asset value, offering price and redemption price per share,
($36,107,128 ÷ 5,719,197 shares of beneficial interest issued and outstanding)	$6.31
Maximum sales charge (5.50% of offering price)	0.37

Maximum offering price to public	$6.68

Class C

Net asset value, offering price and redemption price per share,
($29,719,851 ÷ 5,192,915 shares of beneficial interest issued and outstanding)	$5.72

Class Z

Net asset value, offering price and redemption price per share,
($376,308,154 ÷ 57,521,708 shares of beneficial interest issued and outstanding)	$6.54

Class R6

Net asset value, offering price and redemption price per share,
($53,263,215 ÷ 8,123,124 shares of beneficial interest issued and outstanding)	$6.56

See Notes to Financial Statements.

PGIM Jennison MLP Fund    13

Statement of Operations  (unaudited)

Six Months Ended May 31, 2023

Net Investment Income (Loss)

Income
Unaffiliated distributions and dividend income (net of $74,673 foreign withholding tax)	$18,819,286
Less: Return of capital on distributions	(9,922,323)
Affiliated dividend income	78,602

Total income	8,975,565

Expenses
Management fee	2,641,542
Distribution fee(a)	215,843
Transfer agent’s fees and expenses (including affiliated expense of $9,913)(a)	241,341
Professional fees	62,209
Registration fees(a)	38,228
Shareholders’ reports	30,711
Audit fee	29,668
Custodian and accounting fees	29,207
Trustees’ fees	8,756
Franchise tax expense	3,017
Miscellaneous	13,624

Total expenses	3,314,146
Less: Distribution fee waiver(a)	(9,341)

Net expenses	3,304,805

Net Investment income (loss), before deferred taxes	5,670,760
Deferred tax expense	(1,397,872)

Net investment income (loss), after taxes	4,272,888

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	29,211,073
Deferred tax expense	(7,197,188)
Foreign currency transactions	(14,170)

21,999,715

Net change in unrealized appreciation (depreciation) on:
Investments	(84,392,085)
Deferred tax benefit	20,803,295
Foreign currencies	(846)

(63,589,636)

Net gain (loss) on investment and foreign currency transactions, after deferred taxes	(41,589,921)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(37,317,033)

See Notes to Financial Statements.

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	56,045	159,798	—	—
Transfer agent’s fees and expenses	18,704	13,895	208,437	305
Registration fees	7,486	7,220	16,364	7,158
Distribution fee waiver	(9,341)	—	—	—

See Notes to Financial Statements.

PGIM Jennison MLP Fund    15

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended May 31, 2023	Year Ended November 30, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss), after taxes	$4,272,888	$(108,097)
Net realized gain (loss) on investment and foreign currency transactions, after deferred taxes	21,999,715	27,639,999
Net change in unrealized appreciation (depreciation) on investments and foreign currencies, after deferred taxes	(63,589,636)	99,314,843

Net increase (decrease) in net assets resulting from operations	(37,317,033)	126,846,745

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,400,936)	(2,074,064)
Class C	(1,286,720)	(2,066,733)
Class Z	(14,235,497)	(22,808,497)
Class R6	(2,019,824)	(3,195,741)

	(18,942,977)	(30,145,035)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	44,634,704	180,064,293
Net asset value of shares issued in reinvestment of dividends and distributions	18,917,455	30,105,351
Cost of shares purchased	(74,630,919)	(166,645,676)

Net increase (decrease) in net assets from Fund share transactions	(11,078,760)	43,523,968

Total increase (decrease)	(67,338,770)	140,225,678

Net Assets:

Beginning of period	562,737,118	422,511,440

End of period	$495,398,348	$562,737,118

See Notes to Financial Statements.

Financial Highlights  (unaudited)

Class A Shares
	Six Months
	Ended
	May 31,		Year Ended November 30,
	2023		2022	2021		2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.03		$5.76	$4.42		$5.87	$6.50	$6.95
Income (loss) from investment operations:
Net investment income (loss)	0.06		(0.02)	(-	)(b)(c)	0.02	- (c)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.53)		1.68	1.66		(1.12)	(0.18)	0.01
Total from investment operations	(0.47)		1.66	1.66		(1.10)	(0.18)	-
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.39)	(0.11)		-	-	-
Tax return of capital distributions	-		-	(0.21)		(0.35)	(0.45)	(0.45)
Total dividends and distributions	(0.25)		(0.39)	(0.32)		(0.35)	(0.45)	(0.45)
Net asset value, end of period	$6.31		$7.03	$5.76		$4.42	$5.87	$6.50
Total Return(d):	(6.85)%		29.47%	37.90%		(18.96)%	(3.24)%	(0.31)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$36,107		$38,163	$28,139		$20,308	$45,620	$55,342
Average net assets (000)	$37,466		$33,865	$25,733		$28,294	$51,347	$64,395
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement, before taxes	1.46	%(f)	1.48%	1.50%		1.50%	1.47%	1.47%
Expenses after waivers and/or expense reimbursement, after taxes(g)	(0.85	)%(f)	7.35%	1.02%		1.97%	1.43%	2.02%
Expenses before waivers and/or expense reimbursement, before taxes	1.51	%(f)	1.53%	1.55%		1.57%	1.52%	1.52%
Net investment income (loss)	1.94	%(f)	(0.26)%	(0.03)%		0.44%	0.05%	(0.20)%
Net investment income (loss), after taxes(h)	1.68	%(f)	(0.26)%	(0.03)%		0.45%	0.05%	(0.27)%
Portfolio turnover rate(i)	22%		37%	42%		45%	23%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Tax estimate for the ratio calculation is derived from the net investment income (loss), realized and unrealized gains (losses), which is not annualized.
(h)	Tax estimate for the ratio calculation is derived from the net investment income (loss) only, which is not annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison MLP Fund    17

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months
	Ended
	May 31,		Year Ended November 30,
	2023		2022	2021		2020		2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.42		$5.33	$4.14		$5.56		$6.22	$6.72
Income (loss) from investment operations:
Net investment income (loss)	0.04		(0.06)	(0.03	)(b)	(0.02	)(b)	(0.03)	(0.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.49)		1.54	1.54		(1.05)		(0.18)	0.02
Total from investment operations	(0.45)		1.48	1.51		(1.07)		(0.21)	(0.05)
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.39)	(0.11)		-		-	-
Tax return of capital distributions	-		-	(0.21)		(0.35)		(0.45)	(0.45)
Total dividends and distributions	(0.25)		(0.39)	(0.32)		(0.35)		(0.45)	(0.45)
Net asset value, end of period	$5.72		$6.42	$5.33		$4.14		$5.56	$6.22
Total Return(c):	(7.19)%		28.44%	36.83%		(19.49)%		(3.89)%	(1.08)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,720		$34,626	$27,871		$22,823		$38,772	$54,739
Average net assets (000)	$32,047		$31,511	$27,590		$27,522		$47,560	$58,523
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement, before taxes	2.20	%(e)	2.21%	2.23%		2.25%		2.21%	2.20%
Expenses after waivers and/or expense reimbursement, after taxes(f)	(0.11	)%(e)	8.08%	1.75%		2.72%		2.17%	2.73%
Expenses before waivers and/or expense reimbursement, before taxes	2.20	%(e)	2.21%	2.23%		2.25%		2.21%	2.20%
Net investment income (loss)	1.20	%(e)	(0.96)%	(0.68)%		(0.38)%		(0.56)%	(0.95)%
Net investment income (loss), after taxes(g)	0.94	%(e)	(0.96)%	(0.68)%		(0.37)%		(0.56)%	(1.01)%
Portfolio turnover rate(h)	22%		37%	42%		45%		23%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Tax estimate for the ratio calculation is derived from the net investment income (loss), realized and unrealized gains (losses), which is not annualized.
(g)	Tax estimate for the ratio calculation is derived from the net investment income (loss) only, which is not annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Six Months
	Ended
	May 31,		Year Ended November 30,
	2023		2022		2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.26		$5.93		$4.53	$5.98	$6.60	$7.03
Income (loss) from investment operations:
Net investment income (loss)	0.08		-	(b)(c)	0.02	0.03	0.02	- (c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.55)		1.72		1.70	(1.13)	(0.19)	0.02
Total from investment operations	(0.47)		1.72		1.72	(1.10)	(0.17)	0.02
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.39)		(0.11)	-	-	-
Tax return of capital distributions	-		-		(0.21)	(0.35)	(0.45)	(0.45)
Total dividends and distributions	(0.25)		(0.39)		(0.32)	(0.35)	(0.45)	(0.45)
Net asset value, end of period	$6.54		$7.26		$5.93	$4.53	$5.98	$6.60
Total Return(d):	(6.63)%		29.64%		38.32%	(18.60)%	(2.89)%	(0.01)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$376,308		$425,535		$323,886	$252,513	$352,610	$387,972
Average net assets (000)	$401,616		$387,625		$315,208	$267,715	$388,262	$381,251
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement, before taxes	1.18	%(f)	1.19%		1.19%	1.20%	1.17%	1.17%
Expenses after waivers and/or expense reimbursement, after taxes(g)	(1.13	)%(f)	7.06%		0.71%	1.67%	1.13%	1.73%
Expenses before waivers and/or expense reimbursement, before taxes	1.18	%(f)	1.19%		1.19%	1.20%	1.17%	1.17%
Net investment income (loss)	2.22	%(f)	0.06%		0.34%	0.62%	0.37%	0.04%
Net investment income (loss), after taxes(h)	1.96	%(f)	0.06%		0.35%	0.63%	0.37%	(0.02)%
Portfolio turnover rate(i)	22%		37%		42%	45%	23%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Tax estimate for the ratio calculation is derived from the net investment income (loss), realized and unrealized gains (losses), which is not annualized.
(h)	Tax estimate for the ratio calculation is derived from the net investment income (loss) only, which is not annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison MLP Fund    19

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended May 31, 2023							January 26, 2018(a) through November 30, 2018
			Year Ended November 30,
			2022		2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.28		$5.93		$4.53	$5.98	$6.59	$7.90
Income (loss) from investment operations:
Net investment income (loss)	0.08		-	(c)(d)	0.01	0.02	0.07	(-	)(d)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.55)		1.74		1.71	(1.12)	(0.23)	(0.86)
Total from investment operations	(0.47)		1.74		1.72	(1.10)	(0.16)	(0.86)
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.39)		(0.11)	-	-	-
Tax return of capital distributions	-		-		(0.21)	(0.35)	(0.45)	(0.45)
Total dividends and distributions	(0.25)		(0.39)		(0.32)	(0.35)	(0.45)	(0.45)
Net asset value, end of period	$6.56		$7.28		$5.93	$4.53	$5.98	$6.59
Total Return(e):	(6.60)%		29.99%		38.32%	(18.60)%	(2.89)%	(11.15)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$53,263		$64,413		$42,615	$17,116	$2,611	$10,722
Average net assets (000)	$58,630		$53,695		$35,663	$3,836	$7,303	$10,102
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement, before taxes	1.09	%(g)	1.10%		1.11%	1.20%	1.17%	1.17	%(g)
Expenses after waivers and/or expense reimbursement, after taxes(h)	(1.22	)%(g)	6.97%		0.63%	1.67%	1.13%	0.34	%(g)
Expenses before waivers and/or expense reimbursement, before taxes	1.09	%(g)	1.10%		1.11%	1.33%	1.41%	1.33	%(g)
Net investment income (loss)	2.30	%(g)	0.01%		0.21%	0.53%	1.06%	(0.07	)%(g)
Net investment income (loss), after taxes(i)	2.04	%(g)	0.01%		0.22%	0.54%	1.06%	0.03	%(g)
Portfolio turnover rate(j)	22%		37%		42%	45%	23%	41%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)	Tax estimate for the ratio calculation is derived from the net investment income (loss), realized and unrealized gains (losses), which is not annualized.

See Notes to Financial Statements.

(i)	Tax estimate for the ratio calculation is derived from the net investment income (loss) only, which is not annualized.
(j)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison MLP Fund    21

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 18 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Jennison MLP Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, MLPs, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Jennison MLP Fund    23

Notes to Financial Statements  (unaudited) (continued)

comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Distributions from MLPs: Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded. For the six months ended May 31, 2023, the Fund estimates that 100% of the MLP distributions received from investments taxed as partnerships would be treated as return of capital while the nature of distributions received from MLP investments taxed as corporations will typically be considered dividend income.

Income Taxes: The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code (the “Code”). This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund is treated as a regular C-corporation for federal, state and local income tax purposes and will be required to pay federal, state and local income tax on its taxable income.

The Fund intends to invest primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLP’s taxable income or loss in computing its own taxable income or loss. The Fund’s tax expense or benefit will be included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards.

The Fund will accrue a deferred income tax liability balance, at the effective statutory United States federal income tax rate of 21% plus an estimated state and local income tax rate for its future tax liability associated with the capital appreciation of its investments, the distributions received by the Fund on interests of MLPs considered to be return of capital, and for any net operating gains. The Fund may also record a deferred tax asset balance,

PGIM Jennison MLP Fund    25

Notes to Financial Statements  (unaudited) (continued)

which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and/or unrealized losses.

To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if based on the evaluation criterion provided by ASC 740, Income Taxes (ASC 740) it is more-likely-than-not that some portion or the entire deferred tax asset will not be realized. Among the factors considered in assessing the Fund’s valuation allowance are the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unutilized.

Unexpected significant decreases in cash distributions from the Fund’s MLP investments or significant declines in the fair value of its investments may change the Fund’s assessment regarding the recoverability of their deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Fund’s net asset value and results of operations in the period it is recorded.

The Fund may rely, to some extent, on information provided by the MLPs, which may not be available on a timely basis, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax benefit/(liability). Such estimates are made in good faith. From time to time, as new information becomes available, the Fund may modify its estimates or assumptions regarding its tax benefit/(liability).

The Fund’s policy is to classify interest and penalties associated with underpayment of federal, state, and local income taxes, if any, as income tax expense on its Statement of Operations. For the six months ended May 31, 2023, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. The Fund anticipates filing income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits or expenses relating to uncertain tax positions expected to be taken on its tax returns.

State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Fund’s investments, the Fund may be required to file franchise state returns in several states.

Dividends and Distributions: The Fund expects to pay distributions from its gross income to its shareholders quarterly. The estimated tax character of the distributions will be either qualified dividend income or a return of capital. The estimated characterization of the distributions paid will be based on the operating results during the period, and their actual tax character will not be determined until after the end of the fiscal year. Due to the tax characterization of distributions made by the underlying MLP securities held by the Fund, the Fund may have a significant portion of its distributions consist of return of capital for U.S. federal income tax purposes. Dividends and distributions to shareholders are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended May 31, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
1.00% of average daily net assets up to $1 billion;	1.00%
0.98% of average daily net assets from $1 billion to $3 billion;
0.96% of average daily net assets from $3 billion to $5 billion;
0.95% of average daily net assets from $5 billion to $10 billion;
0.94% of average daily net assets over $10 billion

The Manager has contractually agreed, through March 31, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

PGIM Jennison MLP Fund    27

Notes to Financial Statements  (unaudited) (continued)

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.50%
C	2.25
Z	1.25
R6	1.20

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through March 31, 2024 to limit such fees on certain classes based on the daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended May 31, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$30,594	$ —
C	—	1,648

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended May 31, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended May 31, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$122,592,886	$132,158,360

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the reporting period ended May 31, 2023, is presented as follows:

PGIM Jennison MLP Fund    29

Notes to Financial Statements  (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund(1)(wj)
$—	$54,825,083	$52,389,016	$—	$—	$2,436,067	2,436,067	$78,602

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.

6.	Distributions and Tax Information

Currently, the federal income tax rate for a corporation is 21%. The Fund is currently using an estimated rate of 1.48% for state and local tax, net of federal tax benefit.

The Fund’s income tax expense/(benefit) consists of the following:

May 31, 2023	Current	Deferred	Total
Federal	$—	$(11,339,791)	$(11,339,791)
State	—	(868,444)	(868,444)
Valuation Allowance	—	—	—

Total tax expense/(benefit)	$—	$(12,208,235)	$(12,208,235)

The reconciliation between the federal statutory income tax rate of 21% and the effective tax rate on net investment income/loss and realized and unrealized gain/loss is as follows:

Description	Amount	Rate
Application of statutory income tax rate	$(10,400,306)	21.00%
State income taxes, net of Federal benefit	(732,974)	1.48%
Change in estimated tax rate	(71,940)	0.15%
Effect of permanent difference	(1,003,015)	2.03%
Total income tax expense/(benefit)	$(12,208,235)	24.66%

As of May 31, 2023, components of the Fund’s deferred tax assets and liabilities are as follows:

Deferred tax assets:
Net operating loss carryforward	$4,177,742
Capital loss carryforward	6,178,381
Other adjustments	437,039
Valuation allowance	—
Deferred tax liabilities:
Net unrealized gain on investment securities (tax basis)	(15,997,436)

GAAP vs tax deferred income from MLP Investments	(15,001,799)

Net deferred tax liability	$(20,206,073)

Net operating loss carryforwards are available to offset future taxable income. The Tax Cuts and Jobs Act (TCJA) of 2017 eliminated the NOL carryback ability and replaced the 20 year carryforward period with an indefinite carryforward period for any NOLs arising in tax years beginning after December 31, 2017. The TCJA also established a limitation on the utilization of any NOLs generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available NOLs or 80% of taxable income before any NOL utilization. The 80% limitation established by the TCJA was effective for the NOLs generated in the fiscal period ending in November 30, 2019. The Coronavirus Aid, Relief, and Economic Stability Act (CARES Act) was signed into law on March 27, 2020. The CARES Act delays the application of the 80% net operating loss limitation, established under the TCJA, to tax years ending November 30, 2022 and beyond. The Fund has net operating loss carryforwards for federal income tax purposes as follows:

Year-Ended	Amount	Expiration
November 30, 2016	$536,913	November 30, 2036
November 30, 2017	5,888,033	November 30, 2037
November 30, 2018	9,542,499	November 30, 2038
November 30, 2019	78,648	Indefinite
November 30, 2022	2,127,351	Indefinite
November 30, 2023	410,818	Indefinite

Net capital loss carryforwards are available to offset future capital gains. Capital loss carryforwards can be carried forward for 5 years and, accordingly, would begin to expire as of November 30, 2025. The Fund has capital loss carryforwards for federal income tax purposes as follows:

Year-Ended	Amount	Expiration
November 30, 2020	$27,483,900	November 30, 2025

For the period ended May 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
$18,942,977	$—	$—	$18,942,977

For the year ended November 30, 2022, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
$30,145,035	$—	$—	$30,145,035

PGIM Jennison MLP Fund    31

Notes to Financial Statements  (unaudited) (continued)

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$378,565,501	$153,431,796	$(15,535,463)	$137,896,333

GAAP basis may differ from tax basis due to certain tax-related adjustments.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of May 31, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R6	6,095,189	75.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	5.6%
Unaffiliated	6	74.4

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended May 31, 2023:
Shares sold	311,298	$2,087,186
Shares issued in reinvestment of dividends and distributions	212,913	1,393,034
Shares purchased	(497,626)	(3,247,107)
Net increase (decrease) in shares outstanding before conversion	26,585	233,113
Shares issued upon conversion from other share class(es)	333,826	2,225,021
Shares purchased upon conversion into other share class(es)	(70,204)	(467,076)
Net increase (decrease) in shares outstanding	290,207	$1,991,058

Year ended November 30, 2022:
Shares sold	1,719,078	$11,426,343
Shares issued in reinvestment of dividends and distributions	310,501	2,058,745
Shares purchased	(1,458,880)	(9,515,783)
Net increase (decrease) in shares outstanding before conversion	570,699	3,969,305
Shares issued upon conversion from other share class(es)	449,398	2,860,375
Shares purchased upon conversion into other share class(es)	(473,042)	(3,012,946)
Net increase (decrease) in shares outstanding	547,055	$3,816,734

Class C
Six months ended May 31, 2023:
Shares sold	216,570	$1,315,831
Shares issued in reinvestment of dividends and distributions	215,421	1,280,521
Shares purchased	(391,930)	(2,326,845)
Net increase (decrease) in shares outstanding before conversion	40,061	269,507
Shares purchased upon conversion into other share class(es)	(240,753)	(1,448,871)
Net increase (decrease) in shares outstanding	(200,692)	$(1,179,364)

Year ended November 30, 2022:
Shares sold	940,199	$5,604,957
Shares issued in reinvestment of dividends and distributions	337,855	2,055,274
Shares purchased	(732,347)	(4,382,549)
Net increase (decrease) in shares outstanding before conversion	545,707	3,277,682
Shares purchased upon conversion into other share class(es)	(381,247)	(2,224,849)
Net increase (decrease) in shares outstanding	164,460	$1,052,833

PGIM Jennison MLP Fund    33

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class Z
Six months ended May 31, 2023:
Shares sold	5,375,827	$36,950,488
Shares issued in reinvestment of dividends and distributions	2,099,501	14,224,076
Shares purchased	(8,485,297)	(57,721,424)
Net increase (decrease) in shares outstanding before conversion	(1,009,969)	(6,546,860)
Shares issued upon conversion from other share class(es)	116,171	795,704
Shares purchased upon conversion into other share class(es)	(159,061)	(1,104,778)
Net increase (decrease) in shares outstanding	(1,052,859)	$(6,855,934)

Year ended November 30, 2022:
Shares sold	21,072,126	$140,726,514
Shares issued in reinvestment of dividends and distributions	3,337,287	22,795,591
Shares purchased	(20,822,628)	(138,942,680)
Net increase (decrease) in shares outstanding before conversion	3,586,785	24,579,425
Shares issued upon conversion from other share class(es)	534,210	3,486,573
Shares purchased upon conversion into other share class(es)	(177,098)	(1,154,336)
Net increase (decrease) in shares outstanding	3,943,897	$26,911,662

Class R6
Six months ended May 31, 2023:
Shares sold	629,937	$4,281,199
Shares issued in reinvestment of dividends and distributions	297,614	2,019,824
Shares purchased	(1,654,890)	(11,335,543)
Net increase (decrease) in shares outstanding	(727,339)	$(5,034,520)

Year ended November 30, 2022:
Shares sold	3,283,140	$22,306,479
Shares issued in reinvestment of dividends and distributions	465,164	3,195,741
Shares purchased	(2,086,247)	(13,804,664)
Net increase (decrease) in shares outstanding before conversion	1,662,057	11,697,556
Shares issued upon conversion from other share class(es)	6,674	45,183
Net increase (decrease) in shares outstanding	1,668,731	$11,742,739

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended May 31, 2023.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Energy Sector Risk: The Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. Energy companies may have relatively high levels of debt and may be more likely than other companies to restructure their businesses if there are downturns in energy markets or in the global economy. A downturn in the energy sector could have a larger impact on the Fund than on funds that are broadly diversified across many sectors and industries. At times, the performance of securities of companies in the energy sector may

PGIM Jennison MLP Fund    35

Notes to Financial Statements  (unaudited) (continued)

lag behind the performance of other sectors or industries or the broader market as a whole. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices which may result from changes in general economic conditions or political circumstances (especially of key energy producing and consuming countries), market conditions, weather patterns, domestic production levels, volume of imports, energy conservation, domestic and foreign governmental regulation, international politics, policies of the Organization of Petroleum Exporting Countries (“OPEC”), taxation, tariffs, and the availability and costs of local, intrastate and interstate transportation methods; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. The energy sector is highly regulated. Changes in the regulatory environment for energy companies may adversely impact their profitability. There is an inherent risk that MLPs and other companies operating in the energy sector may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle. Hydraulic fracturing, or “fracking,” is a relatively new technique for releasing and extracting natural gas trapped in underground shale formations. The fracking sector is facing allegations from environmentalists and some landowners that the technique may cause serious difficulties, which has led to uncertainty about the nature, extent, and cost of the environmental regulation to which it may ultimately be subject.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the Fund’s prospectus expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

PGIM Jennison MLP Fund    37

Notes to Financial Statements  (unaudited) (continued)

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Master Limited Partnerships Risk: The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The Fund’s investment in MLPs also subjects the Fund to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Since MLPs generally conduct business in multiple states, the Fund may be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the Fund’s return on its investment in MLPs.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Small and Medium Sized Companies Risk: Small and medium sized companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies.

Historically, small and medium sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and medium sized companies generally are more illiquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Tax Risk: The Fund’s investment policies involve complicated and in some cases unsettled accounting, tax and valuation issues that may result in unexpected and potentially significant consequences for the Fund and its shareholders. Tax risks associated with investments in the Fund include but are not limited to the following:

MLP Tax Risk: A change in current tax law or a change in the underlying business mix of a given MLP could result in the MLP being treated as a corporation rather than a partnership for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.

PGIM Jennison MLP Fund    39

Notes to Financial Statements  (unaudited) (continued)

Fund Structure Risk: Unlike traditional mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the rates applicable to corporations (currently a flat rate of 21%), and will also be subject to state and local income taxes. The 20% deduction for “qualified business income” and certain other items of income will not be available to Fund shareholders, but might be available to an individual investing directly in an MLP.

Tax Estimation/NAV Risk: In calculating the Fund’s daily net asset value (“NAV”), the Fund will, among other things, account for its current taxes and deferred tax liability and/or asset balances. Any deferred tax liability balance will reduce the Fund’s NAV, and any deferred tax asset balance (reduced by any valuation allowance) will increase the Fund’s NAV. To estimate these amounts, the Fund will rely to some extent on information provided by MLPs, which may not be provided on a timely basis. The daily estimate of these amounts could vary dramatically from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV. From time to time, the Fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV.

Distribution Risk: Due to the tax characterization of distributions made by MLPs, the Fund expects that a significant portion of its distributions will consist of return of capital for U.S. federal tax purposes. Additionally, to the extent that the Fund’s distributions to shareholders approximately equal the distribution rate that the Fund receives from the Fund’s MLP investments and the other securities in which the Fund invests, including any income (without any deduction for Fund expenses), a larger portion of the Fund’s distribution to shareholders will consist of return of capital for U.S. federal tax purposes than the distributions the Fund receives from the MLPs. Generally, a fund distribution will constitute return of capital, rather than a qualified or other taxable dividend, to the extent that it exceeds the Fund’s current and accumulated earnings and profits. Return of capital reduces a shareholder’s adjusted cost basis in the Fund’s shares, impacting the amount of any capital gains or loss realized by the shareholder upon selling the Fund’s shares. Once a shareholder’s adjusted cost basis has been reduced to zero (due to return of capital), any further distributions will be treated as capital gains.

10.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

PGIM Jennison MLP Fund    41

Liquidity Risk Management Program  (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

∎ MAIL 655 Broad Street Newark, NJ 07102	∎ TELEPHONE (800) 225-1852	∎ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Drew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison MLP Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON MLP FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PRPAX	PRPCX	PRPZX	PRPQX

CUSIP	74440G701	74440G800	74440G883	74440G859

MF218E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 18

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	July 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	July 18, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	July 18, 2023